Shareholders' Equity	6 Months Ended
Jun. 30, 2012
Reverse Stock Split and Shareholders' Equity [Abstract]
Shareholders' Equity
14.	Shareholders’ Equity

On April 27, 2005, the Company filed amended Articles of Incorporation in the Marshall Islands, whereby the name of the Company was changed from Adventure Holdings S.A. to FreeSeas Inc.

The authorized number of shares was increased to 45,000,000, of which 40,000,000 would be common stock with a par value of $.001 per share and 5,000,000 blank check preferred stock with a par value of $.001 per share. On September 17, 2009, the Company’s shareholders approved at the Annual Meeting of Shareholders an amendment to the Company’s Articles of Incorporation to increase the number of authorized shares of common stock from 40,000,000 to 250,000,000 shares, par value $0.001 per share.

On July 28, 2009, the Company completed the registered offering of 2,008,230 shares of common stock (as adjusted to reflect the effect of reverse stock split), which includes 261,943 shares (as adjusted to reflect the effect of reverse stock split) issued pursuant to the underwriter’s over-allotment option. The offering resulted in net proceeds of $16,244, after deducting underwriting fees and offering expenses. Proceeds from the offering were used primarily for the acquisition of the drybulk vessel M/V Free Neptune as discussed in Note 5 above, for general working capital purposes, and an amount of $1,691 was applied against the outstanding balance with Deutsche Bank Nederland. The shares were sold under the Company’s previously filed shelf registration statement, which was declared effective by the Securities and Exchange Commission on May 14, 2008.

On December 9, 2011, the Company received a deficiency letter from NASDAQ stating that, because the Company’s common stock has not maintained a minimum bid price of $1.00 per a share for the last 30 consecutive business days, the Company was no longer in compliance with NASDAQ Listing Rule Section 5450(a)(1). In order to regain compliance, the Company has until June 4, 2012 for the closing bid price of its common stock to meet or exceed $1.00 for a minimum of 10 consecutive business days. On January 6, 2012, the Company received a deficiency letter from NASDAQ stating that, because the Company has not maintained a minimum Market Value of Publicly Held Shares (the “MVPHS”) of $5,000 for the last 30 consecutive business days, the Company is no longer in compliance with NASDAQ Listing Rule Section 5450(b)(1)(C). In order to regain compliance, the Company had until July 2, 2012 for the Company’s MVPHS to meet or exceed $5,000 for a minimum of 10 consecutive business days. By letter dated February 29, 2012, the Company received notice from NASDAQ that it has regained compliance with Listing Rules 5450(a)(1) and 5450(b)(1)(C), since for the last 10 consecutive business days, from February 14, 2012 to February 28, 2012, the closing bid price of the Company’s common stock has been at $1.00 per share or greater and the Company’s minimum market value of publicly held shares has been $5,000 or greater, respectively.

The Company received letters dated June 21, 2012 and June 25, 2012 from NASDAQ stating that for the previous 30 consecutive business days, the bid price of the Company' common stock closed below the minimum $1.00 per share and the market value of the Company' publicly held common stock, or MVPHS, was below the minimum of $5,000,000. These are both requirements for continued listing on the NASDAQ Global Market pursuant to NASDAQ Marketplace Rules 5450(a)(1), the Minimum Bid Price Rule, and 5450(b)(1), the MVPHS Rule, respectively. These letters have no immediate effect on the listing of the Company's common stock. The Company has been provided a grace period of 180 calendar days to regain compliance by maintaining a closing bid price of at least $1.00 per share (which grace period ends December 18, 2012) and a closing MVPHS of $5,000,000 or more for a minimum of ten consecutive business days (which grace period ends December 24, 2012). If at any time before those dates, the bid price of the Company' common stock closes at $1.00 per share or more and its MVPHS closes at $5,000,000 or more for a minimum of 10 consecutive business days, NASDAQ will notify the Company that it has achieved compliance with the Minimum Bid Price Rule and the MVPHS Rule. The Company intends to evaluate available options to resolve the deficiencies and regain compliance with the Minimum Bid Price Rule and the MVPHS Rule.

On May 11, 2012, the Company and YA Global Master SPV Ltd., or YA Global, entered into a Standby Equity Distribution Agreement, as amended on June 28, 2012, or SEDA. Pursuant to the SEDA, the Company has the right, for a 24-month period, to sell up to $3,218,485 of our shares of our common stock to YA Global. YA Global is a fund managed by Yorkville Advisors, LLC, or Yorkville. The Company has agreed to pay $15 to Yorkville as a structuring fee and has issued on May 31, 2012, 100,000 shares of its common stock to YA Global as a commitment fee. If the SEDA has not been terminated as of the one-year anniversary, the Company will owe Yorkville an additional cash fee of $50. In addition to the SEDA, YA Global has agreed to provide the Company with a short-term note, in the amount of $500, subject to satisfaction of conditions set forth in the Note Purchase Agreement dated May 11, 2012 between YA Global and the Company. If the Company determines to request the note, it would bear interest at a fixed rate per annum, be repaid in 10 equal weekly installments beginning on the 10th business day following the date of funding, and mature 90 days from the date of funding. The note would be prepayable upon the payment of outstanding principal and interest and a 2% prepayment fee.

Common Stock Dividends

During the six months ended June 30, 2012 and 2011, the Company did not declare or pay any dividends.